Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS:
Cash		$ 6,929,508	$ 4,792,632
Short-term investments		9,768,835	2,276,158
Accounts receivable, net		3,283,266	3,830,876
Inventories		5,053,136	6,724,415
Prepaid expenses and other current assets		892,597	989,336
TOTAL CURRENT ASSETS		31,115,815	18,903,147
Property, plant and equipment, net		1,480,796	1,627,962
Land use right, net		154,364	163,213
Deferred tax assets, net		152,475	245,212
TOTAL ASSETS		32,903,450	20,939,534
CURRENT LIABILITIES:
Short-term bank loan		4,113,000
Accounts payable		3,391,079	4,113,622
Accrued liabilities and other payables		318,500	393,760
Deferred revenue		710,099	830,305
Taxes payable		271,423	248,090
TOTAL CURRENT LIABILITIES		8,924,345	5,703,843
TOTAL LIABILITIES		8,924,345	5,703,843
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 155,947,100 shares and 135,000,000 shares were issued and outstanding as of September 30, 2023 and 2022, respectively	[1]	7,797	6,750
Additional paid-in capital		6,437,179	79,810
Statutory reserves		2,010,890	1,651,422
Retained earnings		16,927,605	14,408,843
Accumulated other comprehensive loss		(1,404,366)	(911,134)
TOTAL SHAREHOLDERS’ EQUITY		23,979,105	15,235,691
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		32,903,450	20,939,534
Related Party
CURRENT ASSETS:
Accounts receivable - related parties		947,949	253,473
Due from related parties		4,240,524	36,257
CURRENT LIABILITIES:
Deferred revenue - related parties		119,120
Due to related parties		$ 1,124	$ 118,066

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.